Premiums and Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2014
Premiums and Accounts Receivable
Schedule of receivables, net of an allowance for uncollectible items
	As of December 31,
	2014	2013
Insurance premiums receivable	$1,459	$1,508
Other receivables	220	200
Total (1)	$1,679	$1,708

(1)	For the years ended December 31, 2014 and 2013, the Company did not have any material allowances for uncollectible items.